iShares
®
Global Infrastructure ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Argentina  —  0 .4%
Corp. America Airports SA
(a) (b)
................ 1,273,254 $ 33,104,604
a
Australia  —  9 .1%
Atlas Arteria Ltd. ......................... 33,765,337 109,822,736
Dalrymple Bay Infrastructure Ltd. .............. 17,469,760 58,339,887
Qube Holdings Ltd. ....................... 62,554,245 198,453,756
Transurban Group ........................ 46,884,090 443,692,004
810,308,383
a
Bermuda  —  0 .2%
Golar LNG Ltd. .......................... 419,299 15,602,116
a
Brazil  —  0 .3%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP , ADR
(b)
........................ 1,145,773 27,326,688
a
Canada  —  8 .0%
Enbridge, Inc. ........................... 7,562,716 361,895,149
Gibson Energy, Inc. ....................... 570,804 10,446,684
Keyera Corp. ........................... 794,607 25,472,812
Pembina Pipeline Corp. .................... 1,945,344 74,111,717
South Bow Corp. ......................... 732,354 20,142,336
TC Energy Corp. ......................... 3,662,416 201,672,363
Westshore Terminals Investment Corp. .......... 1,110,249 21,063,629
714,804,690
a
China  —  4 .5%
Anhui Expressway Co. Ltd. , Class H
(b)
........... 14,442,000 24,271,957
Beijing Capital International Airport Co. Ltd. , Class H
(a)
67,264,000 23,866,514
CGN Power Co. Ltd. , Class H
(c)
............... 29,393,000 11,059,541
China Gas Holdings Ltd. .................... 7,471,200 7,372,610
China Longyuan Power Group Corp. Ltd. , Class H .. 7,609,000 6,497,718
China Merchants Port Holdings Co. Ltd. ......... 38,902,000 75,758,452
China Resources Power Holdings Co. Ltd.
(b)
....... 5,670,000 12,621,615
COSCO SHIPPING Ports Ltd. ................ 46,162,000 33,244,849
Guangdong Investment Ltd. .................. 7,186,000 6,269,059
Huaneng Power International, Inc. , Class H ....... 10,474,000 7,718,899
Jiangsu Expressway Co. Ltd. , Class H .......... 42,116,000 54,060,781
Kunlun Energy Co. Ltd. ..................... 9,748,000 9,318,483
Shenzhen Expressway Corp. Ltd. , Class H
(b)
...... 20,744,000 18,950,986
Shenzhen International Holdings Ltd. ........... 46,674,000 51,875,326
Yuexiu Transport Infrastructure Ltd. ............. 23,944,000 14,546,255
Zhejiang Expressway Co. Ltd. , Class H .......... 52,974,000 48,803,575
406,236,620
a
France  —  5 .9%
Aeroports de Paris SA ..................... 1,356,488 177,015,885
Engie SA .............................. 4,541,186 119,293,949
Gaztransport Et Technigaz SA ................ 134,417 24,663,719
Getlink SE ............................. 11,328,872 209,120,054
530,093,607
a
Germany  —  2 .2%
E.ON SE .............................. 5,686,354 107,670,663
Fraport AG Frankfurt Airport Services Worldwide
(a)
... 1,051,037 85,946,021
193,616,684
a
Italy  —  2 .9%
Enav SpA
(c)
............................. 8,505,529 47,004,794
Enel SpA .............................. 20,552,833 213,694,660
260,699,454
a
Security Shares Value
a
Japan  —  1 .1%
Japan Airport Terminal Co. Ltd. ............... 3,464,800 $ 97,192,836
a
Mexico  —  7 .4%
Grupo Aeroportuario del Centro Norte SAB de CV , ADR 1,104,539 120,140,707
Grupo Aeroportuario del Pacifico SAB de CV , ADR .. 1,353,563 356,839,814
Grupo Aeroportuario del Sureste SAB de CV , ADR .. 574,176 185,688,518
662,669,039
a
New Zealand  —  3 .0%
Auckland International Airport Ltd. ............. 55,870,871 267,956,551
a
Singapore  —  1 .7%
Hutchison Port Holdings Trust , Class U .......... 187,320,900 41,210,598
SATS Ltd. .............................. 31,130,018 92,144,302
SIA Engineering Co. Ltd.
(b)
................... 8,148,600 22,811,229
156,166,129
a
Spain  —  8 .9%
Aena SME SA
(c)
.......................... 15,789,913 441,183,754
Iberdrola SA ............................ 16,603,457 359,521,146
800,704,900
a
Switzerland  —  2 .4%
Flughafen Zurich AG , Registered .............. 673,398 213,173,695
a
United Kingdom  —  2 .3%
National Grid PLC ........................ 13,166,634 201,956,136
a
United States  —  39 .0%
American Electric Power Co., Inc. .............. 1,460,329 168,390,537
Antero Midstream Corp. .................... 1,136,726 20,222,356
Cheniere Energy, Inc. ...................... 816,165 158,654,314
Consolidated Edison, Inc. ................... 968,414 96,182,878
Constellation Energy Corp. .................. 765,050 270,269,214
Dominion Energy, Inc. ...................... 2,249,170 131,778,870
DT Midstream, Inc. ........................ 350,498 41,947,601
Duke Energy Corp. ....................... 2,071,513 242,802,039
Entergy Corp. ........................... 1,166,190 107,790,942
Exelon Corp. ............................ 2,676,075 116,650,109
Kinder Morgan, Inc. ....................... 6,842,592 188,102,854
NextEra Energy, Inc. ...................... 5,496,609 441,267,771
ONEOK, Inc. ............................ 2,390,818 175,725,123
PG&E Corp. ............................ 5,931,045 95,311,893
Public Service Enterprise Group, Inc. ........... 1,323,985 106,315,996
Sempra ............................... 1,702,536 150,316,903
Sky Harbour Group Corp.
(a) (b)
................. 864,798 7,757,238
Southern Co. (The) ....................... 2,912,462 253,966,686
Targa Resources Corp. ..................... 780,796 144,056,862
Vistra Corp. ............................ 749,616 120,935,549
WEC Energy Group, Inc. .................... 819,765 86,452,417
Williams Companies, Inc. (The) ............... 4,181,813 251,368,779
Xcel Energy, Inc. ......................... 1,563,410 115,473,463
3,491,740,394
a
Total Common Stocks — 99.3%
(Cost: $ 7,312,116,214 ) ............................... 8,883,352,526
a
Preferred Stocks
Brazil  —  0 .4%
Axia Energia , Class C, Preference Shares , NVS ,
ADR
(a) (b)
............................. 539,754 4,652,679
Axia Energia , Preference Shares , NVS , ADR ...... 2,064,911 18,914,585

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Infrastructure ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Brazil (continued)
Cia Energetica de Minas Gerais , Preference Shares ,
ADR ................................ 4,885,993 $ 9,771,986
33,339,250
a
Total Preferred Stocks — 0.4%
(Cost: $ 23,747,090 ) ................................. 33,339,250
a
Total Long-Term Investments — 99.7%
(Cost: $ 7,335,863,304 ) ............................... 8,916,691,776
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(d) (e) (f)
...................... 5,514,443 5,517,200
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(d) (e)
............................ 13,134,533 13,134,533
a
Total Short-Term Securities — 0.2%
(Cost: $ 18,651,031 ) ................................. 18,651,733
Total Investments —  99.9%
(Cost: $ 7,354,514,335 ) ............................... 8,935,343,509
Other Assets Less Liabilities — 0 .1% ...................... 11,771,506
Net Assets — 100.0% ................................. $ 8,947,115,015
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 18,948,767  $ —  $ (13,429,692)
(a)
$ (2,577) $ 702  $ 5,517,200  5,514,443  $ 217,338
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 8,360,000  4,774,533
(a)
—  —  —  13,134,533  13,134,533  388,038  —
$ (2,577) $ 702
$ 18,651,733
$ 605,376  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 36 03/20/26 $ 3,394 $ (44,485)
E-Mini Utilities Select Sector Index ......................................................... 176 03/20/26 15,263 (81,420)
MSCI EAFE Index .................................................................... 88 03/20/26 12,769 (17,820)
$ (143,725)

iShares
®
Global Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,459,749,916  $ 3,423,602,610  $ —  $ 8,883,352,526
Preferred Stocks ......................................... 33,339,250  —  —  33,339,250
Short-Term Securities
Money Market Funds ...................................... 18,651,733  —  —  18,651,733
$ 5,511,740,899  $ 3,423,602,610  $ —  $ 8,935,343,509
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (143,725) $ —  $ —  $ (143,725)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares